CASH AND CASH EQUIVALENTS (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH AND CASH EQUIVALENTS
Cash	$ 11,620	$ 1,113
Cash in MLJV and MWJV	1,970	2,969
Cash equivalents	452,328	104,436
Cash and cash equivalents	$ 465,918	$ 108,518	$ 131,054